Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale		¥ 129,959	¥ 197,041
Trading debt securities		0	2,179
Available-for-sale debt securities		2,665,478	2,234,608
Derivative assets, gross amounts recognized		72,986	72,398
Netting		(47,496)	(22,052)
Net derivative assets		¥ 25,490	¥ 50,346
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets	Assets
Other assets		¥ 2,786	¥ 4,676
Derivative liabilities, gross amounts recognized		95,686	71,366
Netting		(47,496)	(22,052)
Net derivative Liabilities		48,190	49,314
Policy liabilities and Policy Account Balances		167,207	163,734
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	129,959	197,041
Trading debt securities			2,179
Available-for-sale debt securities		2,665,478	2,234,608
Equity securities	[2],[3]	415,607	381,747
Derivative assets, gross amounts recognized		72,986	72,398
Netting	[4]	(47,496)	(22,052)
Net derivative assets		25,490	50,346
Other assets		2,786	4,676
Total financial assets		3,286,816	2,892,649
Derivative liabilities, gross amounts recognized		95,686	71,366
Netting	[4]	(47,496)	(22,052)
Net derivative Liabilities		48,190	49,314
Policy liabilities and Policy Account Balances		167,207	163,734
Accounts Payable		14,136
Contingent Consideration		14,136
Total financial liabilities		277,029	235,100
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		18,995	22,798
Derivative liabilities, gross amounts recognized		3,728	3,319
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		15,349	30,487
Derivative liabilities, gross amounts recognized		14,394	28,423
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		38,172	17,785
Derivative liabilities, gross amounts recognized		70,997	37,195
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		470	1,325
Derivative liabilities, gross amounts recognized		6,563	2,426
Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized			3
Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		4	3
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		2,786	4,676
Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	2,786	4,676
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		167,207	163,734
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	167,207	163,734
Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		1,034,914	801,295
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	1,034,914	801,295
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		401,465	369,246
Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		401,465	369,246
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		844,579	784,388
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	844,579	784,388
CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		87,740	43,173
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		296,780	236,506
Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		296,780	236,506
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities			0
Available-for-sale debt securities		11,491	4,334
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Contingent Consideration		0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	0	0
Trading debt securities			0
Available-for-sale debt securities		11,491	4,334
Equity securities	[2],[3]	108,964	105,646
Derivative assets, gross amounts recognized		52	203
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		120,507	110,183
Derivative liabilities, gross amounts recognized		607	1,484
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Accounts Payable		0
Contingent Consideration		0
Total financial liabilities		607	1,484
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		52	203
Derivative liabilities, gross amounts recognized		607	1,484
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized			0
Level 1 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	4,303	3,004
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	7,188	1,330
Level 1 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities			2,179
Available-for-sale debt securities		2,334,690	1,986,672
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Contingent Consideration		0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	33,393	23,192
Trading debt securities			2,179
Available-for-sale debt securities		2,334,690	1,986,672
Equity securities	[2],[3]	143,786	133,027
Derivative assets, gross amounts recognized		66,433	65,377
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		2,578,302	2,210,447
Derivative liabilities, gross amounts recognized		90,862	55,240
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Accounts Payable		0
Contingent Consideration		0
Total financial liabilities		90,862	55,240
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		18,995	22,798
Derivative liabilities, gross amounts recognized		3,728	3,319
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8,848	23,669
Derivative liabilities, gross amounts recognized		10,177	13,781
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		38,120	17,582
Derivative liabilities, gross amounts recognized		70,390	35,711
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		470	1,325
Derivative liabilities, gross amounts recognized		6,563	2,426
Level 2 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized			3
Level 2 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		4	3
Level 2 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	1,030,611	798,291
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		390,543	365,915
Level 2 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	831,805	778,321
Level 2 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		80,575	43,173
Level 2 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		1,156	972
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities			0
Available-for-sale debt securities		319,297	243,602
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Contingent Consideration		14,136
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	96,566	173,849
Trading debt securities			0
Available-for-sale debt securities		319,297	243,602
Equity securities	[2],[3]	162,857	143,074
Derivative assets, gross amounts recognized		6,501	6,818
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		2,786	4,676
Total financial assets		588,007	572,019
Derivative liabilities, gross amounts recognized		4,217	14,642
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		167,207	163,734
Accounts Payable		14,136
Contingent Consideration		14,136
Total financial liabilities		185,560	178,376
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6,501	6,818
Derivative liabilities, gross amounts recognized		4,217	14,642
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized			0
Level 3 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	2,786	4,676
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	167,207	163,734
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	0	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		10,922	3,331
Level 3 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	5,586	4,737
Level 3 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		7,165	0
Level 3 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		¥ 295,624	¥ 235,534

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥2,982 million, ¥2,429 million and a gain of ¥428 million from the change in the fair value of the loans for fiscal 2022, 2023 and 2024, respectively. No gains or losses were recognized in earnings during fiscal 2022, 2023 and 2024 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. As of March 31, 2023 and 2024, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,199 million, ¥1,066 million and ¥3,269 million from the change in the fair value of those investments for fiscal 2022, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥18,544 million and ¥26,945 million as of March 31, 2023 and 2024, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥51,263 million and ¥85,280 million as of March 31, 2023 and 2024, respectively.
[4]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥4,676 million and ¥2,786 million as of March 31, 2023 and 2024, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2022, 2023 and 2024, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥163,734 million and ¥167,207 million as of March 31, 2023 and 2024, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2022, 2023 and 2024, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”
[7]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥51 million, losses of ¥11 million and ¥6 million from the change in the fair value of those investments for fiscal 2022, 2023 and 2024, respectively. The amount of aggregate fair value elected the fair value option were ¥237 million and ¥1,000 million as of March 31, 2023 and 2024, respectively.
[8]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥365 million and ¥516 million, a gain of ¥399 million from the change in the fair value of those investments for fiscal 2022, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,605 million and ¥7,751 million as of March 31, 2023 and 2024, respectively.
[9]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”